UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Peconic Management Co., Inc.
Address:    P.O. Box 302
            Mount Kisco, New York  10549

Form 13F File Number:    28-10833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodney Hatch
Title:    Chief Administrative Officer
Phone:    (914) 241-7865

Signature, Place, and Date of Signing:

    /s/ Rodney Hatch          Bedford Corners, NY         November 4, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:       $36,776 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                      ---------  ---------    ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                OF CLASS      CUSIP      (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                ---------  ----------    --------  --------  -------- ----  ---------- -------- ---------  ------ ----

AIR T INC                     COM         009207101       610      25700   SH              SOLE                 25700
AIRTRAN HLDGS INC             COM         00949P108       393      37900   SH              SOLE                 37900
ALASKA AIR GROUP INC          COM         011659109       295      11900   SH              SOLE                 11900
ALEXANDER & BALDWIN INC       COM         014482103       248       7300   SH              SOLE                  7300
ALLERGAN INC                  COM         018490102       312       4300   SH              SOLE                  4300
AMERADA HESS CORP             COM         023551104       552       6200   SH              SOLE                  6200
AMERICA WEST HLDG CORP        CL B        023657208       330      61100   SH              SOLE                 61100
AMERICAN STD COS INC DEL      COM         029712106       268       6900   SH              SOLE                  6900
AMERICAN WOODMARK CORP        COM         030506109       355       9600   SH              SOLE                  9600
AMR CORP                      COM         001765106       352      48100   SH              SOLE                 48100
ANADARKO PET CORP             COM         032511107       856      12900   SH              SOLE                 12900
APOGEE ENTERPRISES INC        COM         037598109       292      22600   SH              SOLE                 22600
AT&T CORP                     COM         001957505       869      60700   SH              SOLE                 60700
AUTOZONE INC                  COM         053332102       239       3100   SH              SOLE                  3100
C H ROBINSON WORLDWIDE INC    COM         12541W100       399       8600   SH              SOLE                  8600
CAPITAL ONE FINL CORP         COM         14040H105       754      10200   SH              SOLE                 10200
CENTERPOINT ENERGY INC        COM         15189T107       103      10000   SH              SOLE                 10000
CENTEX CORP                   COM         152312104       338       6700   SH              SOLE                  6700
CIT GROUP INC                 COM         125581108       486      13000   SH              SOLE                 13000
CLEAR CHANNEL COMMUNICATIONS  COM         184502102       274       8800   SH              SOLE                  8800
CNF INC                       COM         12612W104       373       9100   SH              SOLE                  9100
COMCAST CORP NEW              CL A        20030N101       599      21200   SH              SOLE                 21200
COMPANIA DE MINAS BUENAVENTU  SPONSORED   204448104       202       8500   SH              SOLE                  8500
                              ADR
CONSTELLATION ENERGY GROUP I  COM         210371100       271       6800   SH              SOLE                  6800
CP SHIPS LTD                  COM         22409V102       235      19300   SH              SOLE                 19300
DANIELSON HLDG CORP           COM         236274106       100      16425   SH              SOLE                 16425
DEVON ENERGY CORPORATION NEW  COM         25179M103      1122      15800   SH              SOLE                 15800
DUKE ENERGY CORP              COM         264399106       275      12000   SH              SOLE                 12000
DYNAMEX INC                   COM         26784F103       457      26500   SH              SOLE                 26500
EASTMAN KODAK CO              COM         277461109      1166      36200   SH              SOLE                 36200
EGL INC                       COM         268484102       439      14500   SH              SOLE                 14500
ELKCORP                       COM         287456107       283      10200   SH              SOLE                 10200
EXPEDITORS INT WASH INC       COM         302130109       470       9100   SH              SOLE                  9100
FEDEX CORP                    COM         31428X106       377       4400   SH              SOLE                  4400
FIRSTENERGY CORP              COM         337932107      1056      25700   SH              SOLE                 25700
FORD MTR CO DEL               COM PAR     345370860       653      46500   SH              SOLE                 46500
                              $0.01
FORWARD AIR CORP              COM         349853101       400      10000   SH              SOLE                 10000
FRANCE TELECOM                SPONSORED   35177Q105       450      18000   SH              SOLE                 18000
                              ADR
GRIFFON CORP                  COM         398433102       274      13000   SH              SOLE                 13000
HARRAHS ENTMT INC             COM         413619107       848      16000   SH              SOLE                 16000
HCA INC                       COM         404119109       534      14000   SH              SOLE                 14000
HILTON HOTELS CORP            COM         432848109       222      11800   SH              SOLE                 11800
HUB GROUP INC                 COM         443320106       451      12100   SH              SOLE                 12100
HUNT JB TRANS SVCS INC        COM         445658107       527      14200   SH              SOLE                 14200
JACUZZI BRANDS INC            COM         469865109       131      14100   SH              SOLE                 14100
JETBLUE AWYS CORP             COM         477143101       385      18400   SH              SOLE                 18400
JPMORGAN CHASE & CO           COM         46625H100       187       4700   SH              SOLE                  4700
KERR MCGEE CORP               COM         492386107       275       4800   SH              SOLE                  4800
KIRBY CORP                    COM         497266106       245       6100   SH              SOLE                  6100
LENNOX INTL INC               COM         526107107       245      16400   SH              SOLE                 16400
LOWES COS INC                 COM         548661107       277       5100   SH              SOLE                  5100
MASCO CORP                    COM         574599106       280       8100   SH              SOLE                  8100
MEADWESTVACO CORP             COM         583334107       861      27000   SH              SOLE                 27000
MGM MIRAGE                    COM         552953101       904      18200   SH              SOLE                 18200
MOTOROLA INC                  COM         620076109      1397      77400   SH              SOLE                 77400
NCI BUILDING SYS INC          COM         628852105       271       8500   SH              SOLE                  8500
NORTHWEST AIRL CORP           CL A        667280101       177      21500   SH              SOLE                 21500
PACER INT INC TENN            COM         69373H106       399      24300   SH              SOLE                 24300
PARK-OHIO HLDGS CORP          COM         700666100       406      22700   SH              SOLE                 22700
PARTNERS TRUST FINCL GROUP    COM         70213A103       125      12091   SH              SOLE                 12091
REYNOLDS AMERICAN INC         COM         761713106       531       7800   SH              SOLE                  7800
RYANAIR HLDGS PLC             SPONSORED   783513104       263       9000   SH              SOLE                  9000
                              ADR
RYDER SYS INC                 COM         783549108       395       8400   SH              SOLE                  8400
SAFECO CORP                   COM         786429100       228       5000   SH              SOLE                  5000
SEARS ROEBUCK & CO            COM         812387108       255       6400   SH              SOLE                  6400
SIMPSON MANUFACTURING CO INC  COM         829073105       284       4500   SH              SOLE                  4500
SKYWEST INC                   COM         830879102       301      20000   SH              SOLE                 20000
SOUTHWEST AIR CO              COM         844741108       272      20000   SH              SOLE                 20000
SPRINT CORP                   COM FON     852061100       680      33800   SH              SOLE                 33800
STAPLES INC                   COM         855030102       277       9300   SH              SOLE                  9300
TELEFONOS DE MEXICO SA        SPON ADR    879403780       261       8100   SH              SOLE                  8100
                              ORD L
TENET HEALTHCARE CORP         COM         88033G100       495      45900   SH              SOLE                 45900
TOLL BROTHERS INC             COM         889478103       658      14200   SH              SOLE                 14200
TOYS R US INC                 COM         892335100       497      28000   SH              SOLE                 28000
TREX INC                      COM         89531P105       261       5900   SH              SOLE                  5900
TYCO INTL LTD                 NEW COM     902124106       543      17700   SH              SOLE                 17700
TYSON FOODS INC               CL A        902494103       527      32900   SH              SOLE                 32900
UNITED PARCEL SERVICE INC     CL B        911312106       387       5100   SH              SOLE                  5100
UNIVERSAL FST PRODS INC       COM         913543104       291       8500   SH              SOLE                  8500
UNUMPROVIDENT CORP            COM         91529Y106       733      46700   SH              SOLE                 46700
U S G CORP                    COM NEW     903293405       270      14800   SH              SOLE                 14800
VALERO ENERGY CORP NEW        COM         91913Y100       345       4300   SH              SOLE                  4300
WYETH                         COM         983024100      1092      29200   SH              SOLE                 29200
YORK INTL CORP NEW            COM         986670107       256       8100   SH              SOLE                  8100
